Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Employee Benefit Plans [Abstract]
Service cost	¥ 11,270	¥ 9,565	¥ 8,909
Interest cost	2,180	2,258	1,444
Expected return on plan assets	(6,068)	(6,066)	(6,004)
Amortization of net actuarial losses	3,831	2,979	2,867
Amortization of prior service cost	(1,059)	(1,061)	(1,090)
Net periodic benefit cost	¥ 10,154	¥ 7,675	¥ 6,126